Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue Recognition

5. Revenue Recognition

The table below shows the revenues breakdown for the year ended on December 31, 2021, and on December 31, 2020.

	Year Ended December 31,
	2021	2020
Mobility Revenues	$9,907	$4,208
Pay per ride	7,793	3,354
Mobility Subscriptions	1,450	419
Partnerships fees	664	435
Media Revenues	$2,770	—
Commercialization of Media rights (B2B)	1,961	—
Advertising fees	502	—
Live subscriptions (B2C)	307	—
Other Revenues	$156	$210
Total Revenues	$12,834	$4,418

The table below shows the Deferred revenues roll-forward from January 1, 2020, to December 31, 2020, and from December 31, 2020, to December 31, 2021.

Deferred Revenues	December 31, 2019	Additions	2020 Revenues	FX rate Adj	December 31, 2020

Mobility	362	2,001	(2,217)		146
Other	216	—	(205)	(11)	—
Total	$578	$2,001	$(2,422)	$(11)	$146

Deferred Revenues	December 31, 2020	Additions	2021 Revenues	FX rate Adj	December 31, 2021

Mobility	146	4,029	(2,996)	4	1,183
Media	—	402	—	—	402
Total	$146	$4,431	$(2,996)	$4	$1,585

Deferred revenues related to prepaid customer wallet will be recorded as Mobility Revenues when riders will take a ride or make a subscription, while deferred revenues related to Media will be mainly recorded as Revenues in the first six months of 2022.